Other operating costs - Schedule of payroll costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Analysis of income and expense [abstract]
Wages and salaries	£ 3,497	£ 3,206	£ 2,971
Social security costs	279	256	244
Defined contribution scheme costs	144	129	98
Defined benefit pension costs	114	96	121
Share-based payments	37	37	46
Severance costs (excluding pension costs)	10	12	3
Payroll costs including capitalised costs	4,081	3,736	3,483
Less: payroll costs capitalised	(1,938)	(1,693)	(1,525)
Total payroll costs from continuing operations	2,143	2,043	1,958
US other post retirement benefit costs	£ 25	£ 26	£ 37